S000037262 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	162 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark 1 (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Global Aggregate Hedged USD Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.09%		7.63%	8.52%
Blended Benchmark 2 (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.60%		5.79%	7.62%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%		11.19%	11.72%
FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.40%		3.31%	2.23%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
C000147084 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.42%		4.88%	6.99%
Performance Inception Date					Oct. 01, 2014
C000255600 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.44%		4.64%	6.70%
Performance Inception Date		Oct. 02, 2024
C000114818 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.52%		3.35%	6.04%
Performance Inception Date						Jun. 19, 2012
C000114818 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.40%		1.11%	4.04%
Performance Inception Date						Jun. 19, 2012
C000114818 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.46%		1.67%	3.93%
Performance Inception Date						Jun. 19, 2012
C000114819 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.30%		3.81%	5.87%
Performance Inception Date						Jun. 19, 2012
C000114823 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%		4.86%	6.94%
Performance Inception Date						Jun. 19, 2012
C000114825 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.33%		4.85%	6.94%
Performance Inception Date						Jun. 19, 2012